Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Number of options
Number of options, Outstanding at beginning of year | shares	5,473,000
Number of options, Granted | shares	1,523,000
Number of options, Exercised | shares	(1,201,000)
Number of options, Forfeited | shares	(152,000)
Transferred | shares	444,000
Number of options, Expired | shares	(33,000)
Number of options, Outstanding at end of year | shares	6,054,000
Number of options, Vested or expected to vest at end of year | shares	5,925,000
Number of options , Exercisable at end of year | shares	3,387,000
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 57.37
Weighted-average exercise price, Granted | $ / shares	69.45
Weighted-average exercise price, Exercised | $ / shares	52.42
Weighted-average exercise price, Forfeited | $ / shares	68.15
Transferred | $ / shares	59.57
Weighted-average exercise price, Expired | $ / shares	52.99
Weighted Average Exercise Price Outstanding at end of year | $ / shares	61.31
Weighted Average Exercise Price Vested or expected to vest at end of year | $ / shares	61.12
Weighted Average Exercise Price Exercisable at end of year | $ / shares	$ 55.93
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year	6 years 6 months
Weighted average remaining contractual life, Vested or expected to vest at end of year	6 years 4 months 24 days
Weighted average remaining contractual life, Exercisable at end of year	4 years 9 months 18 days
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance | $	$ 72,595
Aggregate intrinsic value,Vested or expected to vest at end of year | $	72,125
Aggregate intrinsic value, Exercisable at end of year | $	$ 58,777